Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 25,646	£ 24,984
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	2,875	1,725
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued to Santander UK plc/subsidiaries as collateral	1,500	500
Santander UK plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 775	£ 829